Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Under rules adopted pursuant to the Dodd-Frank Act, we are required to disclose certain information about the relationship between the compensation actually paid to our named executive officers and certain measures of company performance. The material that follows is provided in compliance with these rules; however, additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Compensation Discussion and Analysis.”
The following table provides information regarding compensation actually paid to our principal executive officer, or PEO, and other NEOs for each year from 2020 to 2022, compared to our total shareholder return (“TSR”) from December 31, 2019 through the end of each such year, and our Net Income, and Adjusted EBITDA for each such year.
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid for Other NEOs(2)(3)	Value of initial fixed $100 investment based on(4):		Net Income (loss) ($) (in thousands)	Economic Adjusted EBITDA ($)(6) (in thousands)
					TSR	Peer Group TSR
2022	$1,125,510	$297,609	$650,073	$278,924	$256.16	$114.70	$(58,733)	$50,003
2021	$10,811,193	$9,710,227	$5,208,251	$4,623,456	$301.97	$146.23	$(93,146)	$57,032
2020	$1,826,353	$4,056,472	$951,260	$2,120,126	$387.19	$128.61	$(9,864)	$45,134

(1)
Mr. Littlefair was the CEO for each of 2020, 2021 and 2022.

(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Finally, there were no equity awards which were granted and vested in the same year. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards ($)	Add Year-End Equity Value ($)	Add Change in Value of Prior Unvested Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid ($)
2022	CEO	$1,125,510	$852	$780	$(833,791)	$5,962	—	$297,609
	Other NEOs	$650,073	$284	$260	$(374,021)	$2,896	—	$278,924
2021	CEO	$10,811,193	$9,200,924	$7,210,210	$(239,935)	$1,283,125	$153,443	$9,710,227
	Other NEOs	$5,208,251	$4,353,301	$3,316,767	$(131,158)	$663,205	$80,307	$4,623,456
2020	CEO	$1,826,353	$296,208	$1,057,074	$1,448,260	$53,165	$32,172	$4,056,472
	Other NEOs	$951,260	$165,528	$590,718	$741,170	$19,344	$16,838	$2,120,126

(3)
For each of 2020, 2021 and 2022, the other NEOs were Messrs. Vreeland, Pratt, and Corbus.

(4)
TSR is determined based on the value of an initial fixed investment of  $100. The TSR peer group consists of the Russell 2000 Index.

(5)
The most important performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
Adjusted EBITDA (6)

•
Volume (in GGEs)

•
Volume Margin per GGE

•
Volume of RNG

(6)
Please see “Calculation of 2022 Adjusted EBITDA” below for more information on how we define Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	(1) Mr. Littlefair was the CEO for each of 2020, 2021 and 2022. (3) For each of 2020, 2021 and 2022, the other NEOs were Messrs. Vreeland, Pratt, and Corbus.
Peer Group Issuers, Footnote [Text Block]	(4) TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Russell 2000 Index.
PEO Total Compensation Amount	$ 1,125,510	$ 10,811,193	$ 1,826,353
PEO Actually Paid Compensation Amount	$ 297,609	9,710,227	4,056,472
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Finally, there were no equity awards which were granted and vested in the same year. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards ($)	Add Year-End Equity Value ($)	Add Change in Value of Prior Unvested Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid ($)
2022	CEO	$1,125,510	$852	$780	$(833,791)	$5,962	—	$297,609
	Other NEOs	$650,073	$284	$260	$(374,021)	$2,896	—	$278,924
2021	CEO	$10,811,193	$9,200,924	$7,210,210	$(239,935)	$1,283,125	$153,443	$9,710,227
	Other NEOs	$5,208,251	$4,353,301	$3,316,767	$(131,158)	$663,205	$80,307	$4,623,456
2020	CEO	$1,826,353	$296,208	$1,057,074	$1,448,260	$53,165	$32,172	$4,056,472
	Other NEOs	$951,260	$165,528	$590,718	$741,170	$19,344	$16,838	$2,120,126

Non-PEO NEO Average Total Compensation Amount	$ 650,073	5,208,251	951,260
Non-PEO NEO Average Compensation Actually Paid Amount	$ 278,924	4,623,456	2,120,126
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as dividends are factored into the fair value of the award. Finally, there were no equity awards which were granted and vested in the same year. The following table details these adjustments:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards ($)	Add Year-End Equity Value ($)	Add Change in Value of Prior Unvested Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions	Compensation Actually Paid ($)
2022	CEO	$1,125,510	$852	$780	$(833,791)	$5,962	—	$297,609
	Other NEOs	$650,073	$284	$260	$(374,021)	$2,896	—	$278,924
2021	CEO	$10,811,193	$9,200,924	$7,210,210	$(239,935)	$1,283,125	$153,443	$9,710,227
	Other NEOs	$5,208,251	$4,353,301	$3,316,767	$(131,158)	$663,205	$80,307	$4,623,456
2020	CEO	$1,826,353	$296,208	$1,057,074	$1,448,260	$53,165	$32,172	$4,056,472
	Other NEOs	$951,260	$165,528	$590,718	$741,170	$19,344	$16,838	$2,120,126

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
(5)
The most important performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•
Adjusted EBITDA (6)

•
Volume (in GGEs)

•
Volume Margin per GGE

•
Volume of RNG

Total Shareholder Return Amount	$ 256.16	301.97	387.19
Peer Group Total Shareholder Return Amount	114.7	146.23	128.61
Net Income (Loss)	$ (58,733,000)	$ (93,146,000)	$ (9,864,000)
Company Selected Measure Amount	50,003	57,032	45,134
PEO Name	Mr. Littlefair
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	(6) Please see “Calculation of 2022 Adjusted EBITDA” below for more information on how we define Adjusted EBITDA.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Volume (in GGEs)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Volume Margin per GGE
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Volume of RNG
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 852	$ 9,200,924	$ 296,208
PEO [Member] | Year End Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	780	7,210,210	1,057,074
PEO [Member] | Change In Value Of Prior Years Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(833,791)	(239,935)	1,448,260
PEO [Member] | Change In Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,962	1,283,125	53,165
PEO [Member] | Value Of Equity Awards Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		153,443	32,172
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	284	4,353,301	165,528
Non-PEO NEO [Member] | Year End Equity Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	260	3,316,767	590,718
Non-PEO NEO [Member] | Change In Value Of Prior Years Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(374,021)	(131,158)	741,170
Non-PEO NEO [Member] | Change In Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,896	663,205	19,344
Non-PEO NEO [Member] | Value Of Equity Awards Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 80,307	$ 16,838